Outstanding Claims	6 Months Ended
Jun. 30, 2021
Disclosure Of Claims And Benefits Outstanding Claims [Abstract]
OUTSTANDING CLAIMS

6. OUTSTANDING CLAIMS

Movement in outstanding claims

	30 June 2021			31 December 2020
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
At the beginning of the period / year
Reported claims	312,334	(160,373)	151,961	292,722	(163,191)	129,531
Claims incurred but not reported	179,921	(27,112)	152,809	120,331	(13,021)	107,310
	492,255	(187,485)	304,770	413,053	(176,212)	236,841

Claims paid	(49,917)	13,819	(36,098)	(134,761)	51,018	(83,743)
Provided during the period / year related to current accident year	124,862	(33,273)	91,589	225,950	(68,135)	157,815
Provided during the period / year related to previous accident years	(22,099)	20,376	(1,723)	(11,987)	5,844	(6,143)
At the end of the period / year	545,101	(186,563)	358,538	492,255	(187,485)	304,770

At the end of the period / year
Reported claims	325,578	(143,973)	181,605	312,334	(160,373)	151,961
Claims incurred but not reported	219,523	(42,590)	176,933	179,921	(27,112)	152,809
	545,101	(186,563)	358,538	492,255	(187,485)	304,770